Note 18 - Stockholders' Equity (Details) - Reclassification of the Series C and Series D Preferred Stock and Aforementioned Warrants (USD $)	6 Months Ended
Mar. 31, 2011
Cumulative Preferred Stock Series C and D [Member]
Note 18 - Stockholders' Equity (Details) - Reclassification of the Series C and Series D Preferred Stock and Aforementioned Warrants [Line Items]
Additional paid-in capital preferred stock	$ 6,156,000
Additional Paid-in Capital [Member]
Note 18 - Stockholders' Equity (Details) - Reclassification of the Series C and Series D Preferred Stock and Aforementioned Warrants [Line Items]
Additional paid-in capital preferred stock	$ 846,000